Share-based compensation (Tables)	12 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule Of Restricted Stock Units

Share-based compensation is included within general and administrative expense on the consolidated statement of operations and is comprised of the following:

	2024	2023
Restricted Stock Units (“RSUs”)	$5,062	$4,004

Schedule of Restricted Stock Units Granted

The fair value of RSUs granted is based on the market price of the Company’s common shares on the grant date. The following table summarizes the continuity of the Company’s RSUs:

	RSUs #	Weighted average issue price $
Outstanding on September 30, 2022	-	$-
RSUs issued	949,782	8.00
RSUs vested	(77,649)	8.00
RSUs forfeited and cancelled	(1,794)	8.00
Outstanding on September 30, 2023	870,339	8.00
RSUs issued	734,679	5.69
RSUs vested	(606,467)	8.00
RSUs forfeited and cancelled	(68,031)	7.64
Outstanding on September 30, 2024	930,520	$6.20